Investment Objectives and Goals - Stringer Tactical Adaptive Risk Fund	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Stringer Tactical Adaptive Risk Fund (the “Fund”) is long-term growth of capital.